ASSETS HELD FOR SALE AND INVENTORIES (Details 1) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Assets Held For Sale And Inventories [Line Items]
Lands and buildings	$ 117,339	$ 90,166
Vehicles	45,741	50,843
Machinery	16,252	11,045
Total inventory cost	179,332	152,054
Impairment	(14,816)	(11,917)
Total inventories, net	$ 164,516	$ 140,137